PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Hydroelectric	Wind	Solar	Other(1)	Total(2)(3)
Property, plant and equipment, at fair value
As at December 31, 2023	$32,646	$15,224	$11,022	$197	$59,089
Additions, net	5	(37)	(50)	—	(82)
Transfer from construction work-in-progress	3	514	621	—	1,138
Disposals	(38)	—	—	(39)	(77)
Transfer to assets held for sale	(143)	(230)	—	—	(373)
Items recognized through OCI:
Change in fair value	(75)	—	—	(23)	(98)
Foreign exchange	(1,223)	(293)	(286)	(16)	(1,818)
Items recognized through net income:
Change in fair value	(26)	—	—	(11)	(37)
Depreciation	(314)	(437)	(259)	(9)	(1,019)
As at June 30, 2024	$30,835	$14,741	$11,048	$99	$56,723

Construction work-in-progress
As at December 31, 2023	$300	$1,617	$2,987	$12	$4,916
Additions	53	216	1,184	41	1,494
Transfer to property, plant and equipment	(3)	(514)	(621)	—	(1,138)
Disposals	—	(78)	—	(3)	(81)
Transfer to assets held for sale	(1)	—	(12)	(1)	(14)
Items recognized through OCI:
Foreign exchange	(7)	(34)	(32)	—	(73)
Items recognized through net income:
Change in fair value	—	—	(1)	—	(1)
As at June 30, 2024	$342	$1,207	$3,505	$49	$5,103
Total property, plant and equipment, at fair value
As at December 31, 2023(2)(3)	$32,946	$16,841	$14,009	$209	$64,005
As at June 30, 2024(2)(3)	$31,177	$15,948	$14,553	$148	$61,826
(1)Includes biomass and cogeneration.
(2)Includes right-of-use assets not subject to revaluation of $53 million (2023: $60 million) in hydroelectric, $264 million (2023: $284 million) in wind, $394 million (2023: $385 million) in solar, and nil (2023: nil) in other.
(3)Includes land not subject to revaluation of $206 million (2023: $222 million) in hydroelectric, $20 million (2023: $20 million) in wind, $151 million (2023: $92 million) in solar, and $1 million (2023: $1 million) in other.

During the period, Brookfield Renewable, together with its institutional partners, completed the acquisitions of the following investments. They are accounted for as asset acquisitions as they do not constitute business combinations under IFRS 3:
•A series of distributed generation assets in the U.S. totaling 127 MW with $63 million of property, plant and equipment included in the consolidated statements of financial position at the acquisition date. Brookfield Renewable holds a 20% economic interest.
•A series of distributed generation assets in the U.S. totaling 85 MW with $51 million of property, plant and equipment included in the consolidated statements of financial position at the acquisition date. Brookfield Renewable holds a 25% economic interest.